Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Significant accounting policies of the Plan are summarized below:

Basis of Accounting
The financial statements are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP). Revenues are recognized as earned. Benefits paid to Plan participants are recorded when paid. Expenses are recorded as incurred.

Management Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of Plan assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of Plan additions and deductions during the reporting period. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (see Note 5: Fair Value Measurements).

Benefit responsive investment contracts held in the Stable Value Master Trust (Master Trust) are stated at contract value (which represents contributions made under the contract, plus interest less withdrawals and administration expenses) on the Statements of Net Assets Available for Benefits (see Note 4: Interest in the Stable Value Master Trust). Contract value is the relevant measurement attribute for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Realized gains (losses) on investment transactions are recorded as the difference between proceeds received and cost. Cost is determined on the average cost basis. Net appreciation (depreciation) includes gains and losses on investments bought and sold as well as held during the year. Investment securities purchased and sold are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Participant Notes Receivable
Participant notes receivable are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant notes receivable are reclassified as distributions based upon the terms of the Plan document.

Plan Expenses
Plan expenses are paid by the Corporation. Certain expenses are borne by participants based on their investment selections.